[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

October 6, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Valkyrie ETF Trust II
File Nos.: 333-258722; 811-23725

Ladies and Gentlemen:

On behalf of the Valkyrie ETF Trust II (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Valkyrie Bitcoin and Ether Strategy ETF, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 29, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on October 3, 2023.

If you have any questions or comments, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren